LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 2) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Balance as of beginning	$ 4,135
Provisions established	307
Provisions released	(3,970)
Total	472
Domestic Loans [Member]
Disclosure of financial assets [line items]
Balance as of beginning
Provisions established	251
Provisions released	(251)
Total
Foreign Interbank Loans [Member]
Disclosure of financial assets [line items]
Balance as of beginning	4,135
Provisions established	56
Provisions released	(3,719)
Total	$ 472